Securitizations and Other Variable Interest Entities - CDO Vehicle (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
On Balance Sheet Assets [Abstract]
Derivative assets	$ 73,023		$ 73,000
AFS Debt Securities	276,151		337,627
Other Assets	145,686		182,124
Assets	2,129,046	[1]	2,264,909	[1]
On Balance Sheet Liabilities [Abstract]
Derivative Liabilities	59,520		55,914
Long-term Debt	372,265		448,431
Liabilities	1,898,945		2,036,661
Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure	3,967		6,799
On Balance Sheet Assets [Abstract]
Trading account assets	1,853		3,369
Derivative assets	1,130		1,097
AFS Debt Securities	0		1,107
Other Assets	96		147
Assets	3,079		5,720
On Balance Sheet Liabilities [Abstract]
Derivative Liabilities	11		58
Long-term Debt	2,714		3,162
Liabilities	2,725		3,220
Total assets of VIEs	34,747		46,961
In Text Details [Abstract]
Notional Amount Of Liquidity Exposure	2,400
Consolidated VIEs [Member]
On Balance Sheet Assets [Abstract]
Derivative assets	1,634		2,027
AFS Debt Securities	0		2,601
Other Assets	4,769		7,086
Assets	151,761		169,828
On Balance Sheet Liabilities [Abstract]
Long-term Debt	49,054		71,013
Liabilities	55,947		86,896
Consolidated VIEs [Member] | Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure	1,695		2,971
On Balance Sheet Assets [Abstract]
Trading account assets	1,392		2,485
Derivative assets	452		207
AFS Debt Securities	0		769
Other Assets	0		24
Assets	1,844		3,485
On Balance Sheet Liabilities [Abstract]
Derivative Liabilities	0		0
Long-term Debt	2,712		3,162
Liabilities	2,712		3,162
Consolidated, Total assets of VIEs	1,844		3,485
Unconsolidated VIEs [Member] | Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure	2,272		3,828
On Balance Sheet Assets [Abstract]
Trading account assets	461		884
Derivative assets	678		890
AFS Debt Securities	0		338
Other Assets	96		123
Assets	1,235		2,235
On Balance Sheet Liabilities [Abstract]
Derivative Liabilities	11		58
Long-term Debt	2		0
Liabilities	13		58
Uncolsolidated, Total assets of VIEs	32,903		43,476
Super Senior Collateralized Debt Obligation [Member] | Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure	336
In Text Details [Abstract]
Reporting Entity Maximum Loss Exposure Including Securities Retained From Liquidations And Net Of Purchased Insurance	152
Notional Amount Of Liquidity Exposure	588
Collateralized Debt Obligation Financing Facilities [Member] | Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure	1,700
In Text Details [Abstract]
C D O Financing Facilities Long Term Debt	2,563
Non-Super Senior Collateralized Debt Obligation [Member] | Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure	2,000
In Text Details [Abstract]
Notional Amount Of Liquidity Exposure	$ 1,800

[1]	Total assets include long-lived assets, which are primarily located in the U.S.